Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2016 and 2015 are listed below:

	2016	2015
	(dollars in thousands)
Land	$3,215	$3,302
Building and improvements	12,882	12,808
Furniture and equipment	9,209	8,901
Total fixed assets	25,306	25,011
Less accumulated depreciation	11,133	10,345
Net fixed assets	$14,173	$14,666